UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS FUNDS
(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C
El Cajon, CA	92020
(Address of principal executive offices)	(Zip code)

CT Corporation System
155 Federal St., Suite 700,
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: January 31

Date of reporting period: July 31, 2015

Item 1. Reports to Stockholders.

OUTFITTER FUND

SEMI-ANNUAL REPORT
July 31, 2015

OUTFITTER FUND (Unaudited)

PERFORMANCE INFORMATION

July 31, 2015 NAV $12.15

AVERAGE ANNUALIZED RETURNS (%) AS OF JULY 31, 2015.

			Since
	1 Year(A)	3 Year(A)	Inception(A)
Outfitter Fund	1.52%	7.56%	7.04%
S&P 500 Index (B)	11.21%	17.58%	16.93%
Barclays Aggregate Bond Index(C)	2.82%	1.60%	2.19%

Annual Fund Operating Expense Ratio (from Prospectus dated 6/1/15): Gross - 1.20%, Net - 0.95%

The Annual Fund Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s current financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in the Fund. For information regarding the contractual waivers of the Services Agreement fees and Management Agreement fees please see Note 4 in the Notes to the Financial Statements.

(A)1 Year, 3 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Outfitter Fund was February 1, 2012.

(B)The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(C)The Barclays Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-450-4517. THE FUND’S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2015 Semi-Annual Report 1

OUTFITTER FUND

                                                             OUTFITTER FUND
                                                                  by Security Type
                                                      (as a percentage of Net Assets)
                                                                      (Unaudited)

                     * Net Cash represents cash equivalents and other assets in excess of liabilities.

Availability of Quarterly Schedule of Investments
(Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's Web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

Outfitter Financial Corp., the Fund’s investment advisor (“Advisor”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.outfitterfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent period ended June 30th, is available without charge, upon request, by calling our toll free number (1-888-450-4517). This information is also available on the SEC’s website at http://www.sec.gov.

2015 Semi-Annual Report 2

Disclosure of Expenses
(Unaudited)

Shareholders of this Fund incur ongoing costs, consisting of management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. If shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee. Additionally, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund's transfer agent, and IRA accounts will be charged an $8.00 annual maintenance fee. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2015 to July 31, 2015.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or the charges assessed by Mutual Shareholder Services, LLC as described above or the expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	February 1, 2015
	February 1, 2015	July 31, 2015	to July 31, 2015

Actual	$1,000.00	$996.72	$4.65

Hypothetical	$1,000.00	$1,020.13	$4.71
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 0.94%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2015 Semi-Annual Report 3

Outfitter Fund
		Schedule of Investments
		July 31, 2015 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS

Consumer Discretionary
11,500	Assa Abloy **	$116,150
8,500	Continental Aktiengesellschaft **	379,780
4,000	Gannett Co., Inc.	50,600
11,300	Lindblad Expeditions Holdings, Inc. *	118,085
1,600	PepsiCo, Inc.	154,160
11,000	TEGNA Inc.	320,430
5,200	Vista Outdoor Inc. *	245,284
Total for Consumer Discretionary		1,384,489	5.69%

Consumer Staples
4,580	Compañía Cervecerías Unidas S.A. **	96,638
1,000	The J. M. Smucker Company	111,690
4,000	The Procter & Gamble Company	306,800
10,200	Unilever N.V. **	457,266
Total for Consumer Staples		972,394	4.00%

Energy
3,000	Hess Corporation	177,030
5,200	Natural Gas Services Group, Inc. *	104,624
1,800	Schlumberger Limited	149,076
4,400	Synergy Resources Corporation *	42,812
2,600	Whiting Petroleum Corporation *	53,274
Total for Energy		526,816	2.16%

Financials
2,600	Berkshire Hathaway Inc. Class B *	371,124
6,200	CBOE Holdings, Inc.	384,276
2,500	Chemical Financial Corporation	82,375
2,400	CME Group Inc. - Class A	230,496
5,200	Lincoln National Corporation	292,864
7,000	Republic Bancorp, Inc. Class A	176,050
4,500	Royal Bank of Canada (Canada)	262,575
23,000	Susquehanna Bancshares, Inc.	326,600
4,000	T. Rowe Price Group, Inc.	308,520
6,000	Union Bankshares Corporation	148,080
Total for Financials		2,582,960	10.61%

Health Care
4,000	Accuray Incorporated *	25,520
830	Biogen Idec Inc. *	264,587
8,000	H. Lundbeck A/S **	190,160
4,000	Merck & Co., Inc.	235,840
2,100	Myriad Genetics, Inc. *	71,652
5,000	NxStage Medical, Inc. *	71,400
28,000	Sequenom, Inc. *	78,960
800	United Therapeutics Corporation *	135,488
Total for Health Care		1,073,607	4.41%

Industrials
11,000	CSX Corporation	344,080
2,500	Deere & Company	236,425
2,000	FedEx Corporation	342,840
2,500	General Dynamics Corporation	372,775
18,000	General Electric Company	469,800
6,000	MYR Group Inc. *	180,240
3,038	Orbital ATK, Inc.	215,546
2,900	Quanta Services, Inc. *	80,098
1,800	United Technologies Corporation	180,558
Total for Industrials		2,422,362	9.95%

* Non-Income Producing Securities. ** ADR - American Depository Receipt. The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 4

Outfitter Fund
		Schedule of Investments
		July 31, 2015 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS

Information Technology
1,000	Adobe Systems Incorporated *	$81,990
15,000	Applied Materials, Inc.	260,400
2,400	comScore, Inc. *	140,400
500	Facebook, Inc. *	47,005
2,400	FireEye, Inc. *	106,776
350	Google Inc. - Class A *	230,125
100	Google Inc. - Class C *	62,561
500	International Business Machines Corporation	80,995
17,500	KVH Industries, Inc. *	214,900
2,000	Red Hat, Inc. *	158,160
6,800	Texas Instruments Incorporated	339,864
Total for Information Technology		1,723,176	7.08%

Materials
4,500	Calgon Carbon Corporation *	79,605
4,000	E. I. du Pont de Nemours and Company	223,040
800	Monsanto Company	81,512
8,300	Potash Corporation of Saskatchewan Inc. (Canada)	225,594
3,000	The Valspar Corporation	249,840
Total for Materials		859,591	3.53%

Telecommunication Services
4,300	Consolidated Communications Holdings, Inc.	85,699
5,600	Verizon Communications Inc.	262,024
Total for Telecommunication Services		347,723	1.43%

Utilities
5,000	Dominion Resources, Inc.	358,500
Total for Utilities		358,500	1.47%

Total for Common Stocks (Cost $9,789,739)		12,251,618	50.33%

CORPORATE BONDS
474,000	Belo Corp. 7.25% 9/15/2027	504,810
250,000	Bill Barrett Corporation 7.625% 10/1/2019	224,375
300,000	Citigroup Inc. 5.5% 2/15/2017	317,505
300,000	Computer Sciences Corp. 6.50% 3/15/2018	331,661
215,000	Comstock Resources, Inc. 7.75% 4/1/2019	77,400
504,000	Expedia, Inc. 5.95% 8/15/2020	561,288
350,000	Ford Motor Credit Company LLC 4.25% 2/3/2017	363,151
250,000	Ford Motor Credit Company LLC 2.597% 11/4/2019	248,799
100,000	Freeport-McMoRan Inc. 3.10% 3/15/2020	91,250
70,000	Gannett Co., Inc. 6.375% 9/1/2015	70,175
237,000	Gannett Co., Inc. 7.125% 9/1/2018	242,098
300,000	Gannett Co., Inc. 5.125% 7/15/2020	312,750
475,000	General Electric Cap Corp. 5.3% 2/11/2021	536,424
250,000	Goldman Sachs 3.625% 2/7/2016	253,475
200,000	Goldman Sachs 5.75% 1/24/2022	229,023
350,000	GTE Corporation 6.94% 4/15/2028	426,795
300,000	Hewlett-Packard Company 3.30% 12/9/2016	307,052
400,000	John Deere Capital Corporation 2.80% 3/4/2021	406,900
270,000	Microsoft Corp 4.5% 10/1/2040	280,573
308,000	Plains Exploration & Production, 6.5% 11/15/2020	298,760
475,000	Tyson Foods, Inc. 4.5% 6/15/2022	503,994
550,000	Wal-Mart Stores, Inc. 5.25% 9/1/2035	641,989
400,000	The WhiteWave Foods Company 5.375% 10/1/2022	420,000
570,000	Whiting Petroleum Corporation 5% 3/15/2019	547,200
Total for Corporate Bonds (Cost $8,328,292)		8,197,447	33.68%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 5

Outfitter Fund
		Schedule of Investments
		July 31, 2015 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
EXCHANGE TRADED FUNDS
5,000	iShares MSCI India ETF	$155,350
7,800	Vanguard Total Stock Market ETF	848,952
Total Exchange Traded Funds (Cost $1,024,952)		1,004,302	4.13%

PREFERRED STOCK
3,000	Genie Energy Ltd. 7.5% Series 12-A Preferred	21,360
Total for Preferred Stock (Cost $19,279)		21,360	0.09%

REAL ESTATE INVESTMENT TRUSTS
13,000	Two Harbors Investment Corp.	132,860
6,000	Washington Real Estate Investment Trust	161,040
Total for Real Estate Investment Trusts (Cost $282,795)		293,900	1.21%

MUNICIPAL BONDS
30,000	Cook County Illinois School District No.035 Refunding	34,094
	Taxable Series A 5.125% 12/1/2020
100,000	Fort Lauderdale Florida Special Obligation Pension Funding	104,947
	Taxable Bonds 3.574% 1/1/2023
150,000	Maryland State Economic Development Corporation Refunding	151,443
	Aviation Administration Taxable Bonds 2.5% 6/1/2021
40,000	Massachusetts State Housing Finance Agency Taxable	41,006
	Series D 4.782% 12/1/2020
45,000	North Carolina Housing Finance Agency Revenue Refunding	46,409
	Taxable Series 33 3.363% 1/1/2022
40,000	Oakland California Pension Obligation Taxable Bonds	30,015
	0.0% 12/15/2022 * ***
50,000	Virginia State Housing Development Authority Taxable Rental	51,887
	Housing Series E 3.754% 3/1/2021
Total for Municipal Bonds (Cost $454,775)		459,801	1.89%

MONEY MARKET FUNDS
1,002,815	Fidelity Money Market Portfolio - Class I 0.07% ****	1,002,814
1,002,815	Invesco Short-Term Investment Trust Liquid Asset Portfolio
	Institutional Class 0.07% ****	1,002,814
Total for Money Market Funds (Cost $2,005,628)		2,005,628	8.24%
Total Investment Securities		24,234,056	99.57%
	(Cost $21,905,460)
Other Assets In Excess of Liabilities		103,881	0.43%
Net Assets		$24,337,937	100.00%

* Non-Income Producing Securities. *** Zero coupon bond; Interest rate reflects effective yield on the date of purchase. **** The yield shown represents the 7-day yield at July 31, 2015.

The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 6

Outfitter Fund

Statement of Assets and Liabilities (Unaudited)
July 31, 2015

Assets:
Investment Securities at Fair Value	$24,234,056
(Cost $21,905,460)
Cash	3,330
Interest Receivable	144,246
Dividends Receivable	16,235
Receivable for Securities Sold	48,838
Receivable for Shareholder Purchases	403
Total Assets	24,447,108
Liabilities:
Payable for Securities Purchased	89,005
Due to Advisor	20,166
Total Liabilities	109,171
Net Assets	$24,337,937

Net Assets Consist of:
Paid In Capital	$21,883,691
Accumulated Undistributed Net Investment Income	233,491
Accumulated Undistributed Realized Gain/(Loss) on Investments - Net	(107,841)
Unrealized Appreciation/(Depreciation) in Value of Investments
Based on Identified Cost - Net	2,328,596
Net Assets, for 2,003,169 Shares Outstanding	$24,337,937
(Unlimited shares authorized, without par value)
Net Asset Value and Offering Price Per Share
($24,337,937/2,003,169 shares)	$12.15
Redemption Price ($12.15 x 0.98) (Note 2)	$11.91

Statement of Operations (Unaudited)
For the six months ended July 31, 2015

Investment Income:
Dividends (Net of foreign withholding taxes and fees of $6,315)	$135,855
Interest	176,923
Total Investment Income	312,778
Expenses:
Management Fees (Note 4)	110,599
Service Fees (Note 4)	27,941
Total Expenses	138,540
Less: Expenses Waived (Note 4)	(29,105)
Net Expenses	109,435

Net Investment Income/(Loss)	203,343

Realized and Unrealized Gain/(Loss) on Investments:
Realized Gain/(Loss) on Investments	(72,562)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(281,708)
Net Realized and Unrealized Gain/(Loss) on Investments	(354,270)

Net Increase/(Decrease) in Net Assets from Operations	$(150,927)

The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 7

Outfitter Fund

Statements of Changes in Net Assets	(Unaudited)
	2/1/2015	2/1/2014
	to	to
	7/31/2015	1/31/2015
From Operations:
Net Investment Income/(Loss)	$203,343	$330,568
Net Realized Gain/(Loss) on Investments	(72,562)	86,515
Change in Net Unrealized Appreciation/(Depreciation)	(281,708)	945,674
Increase/(Decrease) in Net Assets from Operations	(150,927)	1,362,757
From Distributions to Shareholders:
Net Investment Income	-	(316,307)
Net Realized Gain from Security Transactions	-	(27,458)
Change in Net Assets from Distributions	-	(343,765)
From Capital Share Transactions:
Proceeds From Sale of Shares	4,464,367	3,188,543
Proceeds From Redemption Fees (Note 2)	-	-
Shares Issued on Reinvestment of Dividends	-	343,766
Cost of Shares Redeemed	(1,738,958)	(280,596)
Net Increase/(Decrease) from Shareholder Activity	2,725,409	3,251,713
Net Increase/(Decrease) in Net Assets	2,574,482	4,270,705
Net Assets at Beginning of Period	21,763,455	17,492,750
Net Assets at End of Period (Including Accumulated Undistributed Net
Investment Income of $233,491 and $30,148, respectively)	$24,337,937	$21,763,455
Share Transactions:
Issued	358,948	263,103
Reinvested	-	27,813
Redeemed	(141,202)	(23,247)
Net Increase/(Decrease) in Shares	217,746	267,669
Shares Outstanding Beginning of Period	1,785,423	1,517,754
Shares Outstanding End of Period	2,003,169	1,785,423

The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 8

Outfitter Fund

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	2/1/2015		2/1/2014	2/1/2013	2/1/2012*
	to		to	to	to
	7/31/2015		1/31/2015	1/31/2014	1/31/2013
Net Asset Value -
Beginning of Period	$12.19		$11.53	$10.74	$10.00
Net Investment Income/(Loss) (a)	0.11		0.20	0.20	0.18
Net Gain/(Loss) on Securities
(Realized and Unrealized) (b)	(0.15)		0.66	0.83	0.64
Total from Investment Operations	(0.04)		0.86	1.03	0.82
Distributions (From Net Investment Income)	-		(0.18)	(0.19)	(0.08)
Distributions (From Realized Capital Gains)	-		(0.02)	(0.05)	-
Total Distributions	-		(0.20)	(0.24)	(0.08)
Proceeds from Redemption Fee (Note 2)	-		-	-	-	+
Net Asset Value -
End of Period	$12.15		$12.19	$11.53	$10.74
Total Return(c)	(0.33)%	**	7.42%	9.49%	8.18%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$24,338		$21,763	$17,493	$14,491
Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.19%	***	1.19%	1.19%	1.19%
Ratio of Net Investment Income/(Loss) to Average Net Assets (d)	1.50%	***	1.42%	1.44%	1.39%
After Waiver
Ratio of Expenses to Average Net Assets (d)	0.94%	***	0.94%	0.91%	0.87%
Ratio of Net Investment Income/(Loss) to Average Net Assets (d)	1.75%	***	1.67%	1.72%	1.71%
Portfolio Turnover Rate	9.92%	**	19.45%	20.61%	14.65%

* Commencement of Operations.
** Not Annualized.
*** Annualized.
+ Amount calculated is less than $0.005.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost investment in the Fund assuming reinvestment of dividends and distributions.
(d) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 9

NOTES TO FINANCIAL STATEMENTS
OUTFITTER FUND
July 31, 2015
(Unaudited)

1.) ORGANIZATION:
Outfitter Fund (the "Fund") was organized as a non-diversified series of the PFS Funds (the "Trust") on December 16, 2011. The Trust was established under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000, which was amended and restated January 20, 2011. Prior to March 5, 2010, the Trust was named Wireless Fund. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of July 31, 2015, there were ten series authorized by the Trust. The Fund commenced operations on February 1, 2012. The investment advisor to the Fund is Outfitter Financial Corp. (the “Advisor”). The Fund seeks long-term capital appreciation as its primary objective and investment income as the secondary objective.

2.) SIGNIFICANT ACCOUNTING POLICIES:
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (2012-2014), or expected to be taken in the Fund’s 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the six month period ended July 31, 2015, the Fund did not incur any interest or penalties.

SHARE VALUATION:
The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed after holding them for 90 days or less. During the six month period ended July 31, 2015, proceeds from redemption fees amounted to $0.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

2015 Semi-Annual Report 10

Notes to Financial Statements (Unaudited) - continued

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on the trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Discounts and premiums on securities purchased are accreted and amortized over the life of the respective securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may invest in real estate investment trusts (REITs) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.

3.) SECURITIES VALUATIONS:
As described in Note 2, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included as level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS:
A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

2015 Semi-Annual Report 11

Notes to Financial Statements (Unaudited) - continued

Equity securities (including common stocks, ADRs, exchange traded funds, preferred stock and real estate investment trusts). Equity securities are carried at fair value. The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized as level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at net asset value and are classified as level 1 of the fair value hierarchy.

Fixed income securities (including corporate bonds and municipal bonds). Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no standard procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of July 31, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 12,251,618	$ 0	$0	$ 12,251,618
Corporate Bonds	0	8,197,447	0	8,197,447
Exchange Traded Funds	1,004,302	0	0	1,004,302
Preferred Stock	21,360	0	0	21,360
Real Estate Investment Trusts	293,900	0	0	293,900
Municipal Bonds	0	459,800	0	459,800
Money Market Funds	2,005,629	0	0	2,005,629
Total	$ 15,576,809	$ 8,657,247	$0	$ 24,234,056

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets during the six month period ended July 31, 2015. There were no transfers into or out of the levels during the six month period ended July 31, 2015. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in any derivative instruments during the six month period ended July 31, 2015.

2015 Semi-Annual Report 12

Notes to Financial Statements (Unaudited) - continued

4.) INVESTMENT ADVISORY AGREEMENT AND SERVICES AGREEMENT:
The Advisor provides management services to the Fund pursuant to the Management Agreement (“Agreement”). The Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust's Board of Trustees. Under the Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. For its services the Advisor receives an investment management fee equal to 0.95% of the average daily net assets of the Fund.

Additionally, the Advisor provides other services to the Fund pursuant to the Services Agreement (“Services Agreement”). Under the Services Agreement the Advisor receives an additional fee of 0.24% of the average daily net assets of the Fund and is obligated to pay the operating expenses of the Fund excluding management fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, fees and expenses of acquired funds, and extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers.

Beginning on June 1, 2013, the Adviser has contractually agreed to waive Services Agreement fees and Management Agreement fees and/or reimburse the Fund for expenses it incurs to the extent necessary to maintain the total annual operating expenses of the Fund (excluding brokerage fees and commissions, 12b-1 fees, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses) at 0.94% of its average daily net assets. This waiver will extend through May 31, 2016. This arrangement may not be terminated by the Advisor prior to the end of the terms described in this footnote. From June 18, 2012 through May 31, 2013, the Advisor had contractually agreed to waive Services Agreement fees and Management Agreement fees and/or reimburse the Fund for expenses it incurred during that period, but only to the extent necessary to maintain the total annual operating expenses of the Fund (excluding brokerage fees and commissions, 12b-1 fees, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses) at 0.84% of its average daily net assets for that period. Such waivers have no provision for recoupment by the Advisor. Prior to June 18, 2012, there were no waiver agreements.

For the six month period ended July 31, 2015, the Advisor earned management fees totaling $110,599 and service fees totaling $27,941. For the same period the Advisor waived service fees and management fees totaling $29,105 with no recapture provision. As a result of the advisory fees and services fees, net of the waiver noted above, as of July 31, 2015, the Fund owed the Advisor $20,166.

5.) RELATED PARTY TRANSACTIONS:
Jeffrey R. Provence of Premier Fund Solutions, Inc. (the “Administrator”) also serves as trustee/officer of the Fund. This individual receives benefits from the Administrator resulting from administration fees paid to the Administrator of the Fund by the Advisor.

The Trustees who are not interested persons of the Fund were each paid $750, for a total of $2,250, in Trustee fees for the six month period ended July 31, 2015.

6.) CAPITAL SHARES:
The Trust is authorized to issue an unlimited number of shares of beneficial interest for the Fund. Paid in capital for the Fund at July 31, 2015 was $21,883,691 representing 2,003,169 shares outstanding.

7.) PURCHASES AND SALES OF SECURITIES:
For the six month period ended July 31, 2015, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $4,396,988 and $2,142,213, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) BENEFICIAL OWNERSHIP:
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of July 31, 2015, RBC Capital Markets Corp. located at 60 South Sixth Street, Minneapolis, Minnesota 55402, for the benefit of its clients, held, in aggregate, 69.27% of

2015 Semi-Annual Report 13

Notes to Financial Statements (Unaudited) - continued

the shares of the Fund. An underlying account of RBC Capital Markets Corp. is held in the name of Wayne Laufer Revocable Trust, 4989 Joewood Drive, Sanibel, Florida 33957 - as of July 31, 2015, this underlying account held (indirectly) 33.66% of the shares of the Fund. Other than the aforementioned underlying account, the Trust does not know whether any other underlying beneficial holders owned or controlled 25% or more of the voting securities of the Fund. Also, Charles Schwab & Co., Inc. located at 101 Montgomery Street, San Francisco, California 94105, for the benefit of its clients, held in aggregate, 30.24% of the shares of the Fund. The Trust does not know whether any underlying accounts of Charles Schwab & Co., Inc. owned or controlled 25% or more of the voting securities of the Fund.

9.) TAX MATTERS:
For Federal income tax purposes, the cost of investments owned at July 31, 2015 was $21,905,460. At July 31, 2015, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$2,797,019	($468,423)	$2,328,596

There were no distributions paid during the six month period ended July 31, 2015. For the fiscal year ended January 31, 2015, there was a distribution from ordinary income of $0.18247 per share, long term capital gains of $0.01557 per share and short term capital gains of $0.00027 per share paid on December 26, 2014 to the shareholders of record on December 24, 2014.

The tax character of distributions was as follows:

	Six Months Ended	Fiscal Year Ended
	July 31, 2015	January 31, 2015
Ordinary Income .	$ -0-	$ 316,775
Long-Term Capital Gain	-0-	26,990
	$ -0-	$ 343,765

As of July 31, 2015, there were no differences between book and tax basis.

10.) PRINCIPAL RISKS:
The Fund may invest in a variety of securities described in its prospectus, including municipal securities. With respect to investments in municipal securities, the Fund is therefore more susceptible to political, economic, legislative, or regulatory factors adversely affecting issuers of municipal securities. Interest rate risk is the risk that bond prices will decline in value because of changes in interest rates. There is normally an inverse relationship between the fair value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the average maturity of the Fund's portfolio, the greater its interest rate risk. A more in-depth discussion of the Fund's principal investment strategies and risks is contained in the Fund's prospectus, which investors may obtain free of charge by contacting the Fund.

2015 Semi-Annual Report 14

ADDITIONAL INFORMATION
July 31, 2015
(Unaudited)

RENEWAL OF INVESTMENT ADVISORY AGREEMENT
On June 10, 2015, the Board of Trustees (the "Board" or the “Trustees”) considered the renewal of the Management Agreement (the "Agreement") between the Trust and Outfitter Financial Corp. (the "Advisor") on behalf of the Outfitter Fund (the "Fund"). In approving the Agreement, the Board considered and evaluated the following factors: (i) the nature, extent and quality of the services provided by the Outfitter to the Fund; (ii) the investment performance of the Fund and Outfitter; (iii) the cost of the services to be provided and the profits to be realized by Outfitter from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows and whether the fee levels reflect these economies of scale to the benefit of shareholders; and (v) Outfitter's practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board's review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the Meeting. The Board reflected on the presentation by the representative of Outfitter earlier in the Meeting. The Board requested and was provided with information and reports relevant to the approval of the Agreement, including: (i) reports regarding the services and support provided to the Fund and its shareholders by Outfitter; (ii) assessments of the investment performance of the Fund by personnel of Outfitter; (iii) commentary on the reasons for the performance; (iv) presentations addressing Outfitter's investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Fund and Outfitter; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of Outfitter; (vii) information on relevant developments in the mutual fund industry and how the Fund and/or Outfitter are responding to them; and (viii) a memorandum from Legal Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision. The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Outfitter, including financial information, a description of personnel and the services provided to the Fund, information on investment advice, performance, summaries of Fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Fund; (iii) the anticipated effect of size on the Fund's performance and expenses; and (iv) benefits to be realized by Outfitter from its relationship with the Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight to the various factors.

1. Nature, Extent and Quality of the Services Provided by Outfitter

In considering the nature, extent, and quality of the services provided by Outfitter, the Trustees reviewed the responsibilities of Outfitter under the Agreement. The Trustees reviewed the services being provided by Outfitter including, without limitation: the quality of investment advisory services (including research and recommendations with respect to portfolio securities); the process for formulating investment recommendations and assuring compliance with the Fund's investment objective, strategies, and limitations, as well as for ensuring compliance with regulatory requirements including a discussion of the salient features of Outfitter's compliance program and the background and experience of its chief compliance officer. The Trustees considered the coordination of services for the Fund among Outfitter and the service providers and the Independent Trustees and the efforts of Outfitter to promote the Fund and grow its assets. The Trustees noted the quality of Outfitter's personnel and the commitment to enhance its resources and systems and the continued cooperation with the Independent Trustees and Legal Counsel for the Fund. The Trustees evaluated Outfitter's personnel, including the education and experience of its personnel. After reviewing the foregoing information and further information in the materials provided by Outfitter (including its Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by Outfitter were satisfactory and adequate for the Fund.

2015 Semi-Annual Report 15

Additional Information (Unaudited) - continued

2. Investment Performance of the Fund and Outfitter

In considering the investment performance of the Fund and Outfitter, the Trustees compared the short-term and longer-term performance of the Fund with the performance of funds with similar objectives managed by other investment advisers, as well as with aggregated peer group data and category averages. The Trustees also considered the performance of the Fund compared to the one-year, three-year and since inception performance of the S&P 500 Index and the Barclays Aggregate Bond Index. As to the performance of the Fund, the Report included information regarding the performance of the Fund compared to a group of funds of similar size, style and objective, categorized by Morningstar (the "Peer Group"). All performance data was through the period ended March 31, 2015. The Trustees noted that for all relevant periods observed, the Fund underperformed its Peer Group and the S&P 500 Index, but generally performed comparable or better than the Barclays Aggregate Bond Index. It was noted that the Fund is in the Moderate Allocation Category and that category, based on the Fund's investment strategy and types of investments, may not be the best overall comparison of the Fund's performance. After reviewing and discussing the investment performance of the Fund further, Outfitter's experience managing the Fund, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Fund and Outfitter was satisfactory.

3. Costs of the Services to be Provided and Profits to be Realized by Outfitter

In considering the costs of the services to be provided and profits to be realized by Outfitter from the relationship with the Fund, the Trustees considered: (1) Outfitter's financial condition and the level of commitment to the Fund and Outfitter by the principals of Outfitter; (2) the asset level of the Fund; (3) the overall expenses of the Fund; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by Outfitter regarding its profits associated with managing the Fund. It was noted that Outfitter was not profitable with regard to its management of the Fund but is near a break-even point. The Trustees also considered potential benefits for the Outfitter in managing the Fund. The Trustees then compared the fees and expenses of the Fund (including the management fee) to other comparable mutual funds and the category average. The Trustees reviewed the fees under the Agreement compared to other mutual funds with similar investment objectives and asset levels and noted that the expense ratio was lower than its Peer Group average. The Trustees also reviewed the management fee of 0.95% noting that it was higher than the Peer Group, but within the range of the Peer Group, and higher than the category average. The Trustees also recognized that Outfitter was obligated to pay certain expenses of the Fund pursuant to a Services Agreement which had the effect of capping the expense of the Fund. The Trustees also recognized that Outfitter had agreed to an expense limitation arrangement that would further limit the Fund's operating expenses, excluding certain expenses, to 0.94% and that Outfitter had agreed to keep this arrangement in place until May 31, 2016. The Trustees noted that fees paid by the Fund were greater than those paid by separate account clients of Outfitter (and its affiliate), but the Trustees also noted that higher costs associated with operating the Fund compared to advising the separates, and they concluded that the differential was warranted. Based on the foregoing, the Board concluded that the fees to be paid to Outfitter, the profits to be realized by Outfitter and costs to be incurred by the Fund, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Outfitter.

4. Economies of Scale

The Trustees next considered the impact of economies of scale on the Fund's size and whether advisory fee levels reflect those economies of scale for the benefit of the Fund's investors. The Trustees considered that while the management fee remained the same at all asset levels, the Fund's shareholders had experienced benefits from the fact that Outfitter was obligated to pay certain of the Fund's operating expenses which had the effect of limiting the overall fees paid by the Fund, which has a similar effect as a breakpoint, although the Trustees noted that shareholders would benefit without the need for the Fund's assets to reach or be maintained at certain asset thresholds. The Trustees also recognized that Outfitter had agreed to an expense limitation arrangement that would limit the Fund's expenses, excluding certain expenses, to 0.94% and that Outfitter had agreed to keep this arrangement in place until May 31, 2016. In light of its ongoing consideration of the Fund's asset levels, expectations for growth in the Fund, and fee levels, the Board determined that the Fund's fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Outfitter.

2015 Semi-Annual Report 16

Additional Information (Unaudited) - continued

5. Outfitter's Practices Regarding Possible Conflicts of Interest and Benefits to Outfitter

In considering Outfitter's practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of Outfitter's code of ethics. The Trustees also considered disclosure in the registration statement of the Trust related to Outfitter's potential conflicts of interest. The Trustees observed that Outfitter has only experienced limited benefits (other than its direct compensation) as a result of its relationship with the Fund. The Trustees noted that Outfitter was able to utilize the Fund as an investment management solution for Outfitter's clients that are too small (in terms of assets) to be managed on as separate accounts. The Trustees observed that Outfitter could cause the Fund to participate in soft dollar arrangements, but that the Fund did not at this time participate in any such soft dollar arrangements. The Trustees noted that such arrangements are in place for other clients of Outfitter (or its advisory affiliates) and that the Fund could benefit from those soft dollar arrangements even though the Fund's brokerage was not actually used to generate any soft dollar benefits. Based on the foregoing, the Board determined that Outfitter's standards and practices relating to the identification and mitigation of possible conflicts of interest and the benefits to be derived by Outfitter from managing the Fund were acceptable and satisfactory.

Next, the Independent Trustees met in executive session along with Counsel to discuss the continuation of the Agreement. The officers of the Trust and others present were excused during this discussion. After further review, discussion, and determination that the best interests of the Fund's shareholders were served by the renewal of the Agreement.

2015 Semi-Annual Report 17

Board of Trustees
Thomas H. Addis III
Allen C. Brown
George Cossolias, CPA
Jeffrey R. Provence

Investment Advisor
Outfitter Financial Corp.

Legal Counsel
The Law Offices of John H. Lively & Associates, Inc.
A member of The 1940 Act Law GroupTM

Custodian
US Bank N.A.

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.

Distributor
Rafferty Capital Markets, LLC

This report is provided for the general information of the shareholders of the Outfitter
Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

OUTFITTER FUND
1497 Chain Bridge Road
McLean, VA 22101

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/Ross C. Provence Ross C. Provence President

Date: 9/24/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Ross C. Provence Ross C. Provence President

Date: 9/24/15

By: /s/Jeffrey R. Provence Jeffrey R. Provence Chief Financial Officer

Date: 9/24/15